SHARE-BASED PAYMENTS - 2013 Stock Incentive Plan (Details)	Jul. 26, 2022 shares
Pro Farm Group Inc [Member] | 2013 Stock Incentive Plan
SHARE-BASED PAYMENTS
Number of total equity awards outstanding converted into option or restricted stock	1,191,362